Convertible Promissory Notes and Equity Financing (Details) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended
	Oct. 01, 2011	Dec. 31, 2011	Feb. 28, 2011 Initial public offering	Feb. 16, 2011 Initial public offering	Feb. 28, 2010 Private offering	Oct. 31, 2009 Private offering
Common Stock Offerings
Issuance of common stock (in shares)			2,062,500		317,161
Price per share of stock issued (in dollars per share)				$ 8.00		$ 7.00
Gross proceeds from issuance of common stock (in dollars)			$ 16,500,000
Total number of shares of common stock offered under private placement offering (in shares)						714,286
Issuance cost incurred for initial public offering (in dollars)	2,868,000	2,868,000	2,900,000
Underwriting fees (in dollars)			1,300,000
Underwriting discount (in dollars)			1,160,000
Non-accountable expense reimbursements (in dollars)			$ 165,000
Options issued to underwriters (in shares)			103,125
Exercise price of options issued to underwriters (in dollars per share)			$ 10.00
Exercise price of options as a percentage of purchase price of shares sold			125.00%
Term of options issued to underwriters			5 years
Term after effective date of IPO after which stock options to underwriters become exercisable			1 year